GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.71%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 810,898
	Ajax Mortgage Loan Trust(b)
	Series 2018-C Class A
1,138,638	4.36%, 09/25/2065(c)	1,120,646
	Series 2019-D Class A1
356,494	2.96%, 09/25/2065(d)	348,299
	American Credit Acceptance Receivables Trust(b)
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	762,743
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	338,440
	Series 2020-1 Class D
520,000	2.39%, 03/13/2026	466,982
259,425	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	252,183
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	702,561
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	310,828
722,000	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	735,706
1,000,587	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	967,138
1,160,000	Avid Automobile Receivables Trust(b) Series 2019-1 Class C 3.14%, 07/15/2026	1,109,216
	Bayview Opportunity Master Fund IV Trust(b)
	Series 2017-SPL4 Class A
199,903	3.50%, 01/28/2055(c)	198,247
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057(c)	354,528
	Series 2019-RN4 Class A1
135,510	3.28%, 10/28/2034(d)	118,055
1,170,000	BCC Funding Corp XVI LLC(b) Series 2019-1A Class D 3.94%, 07/20/2027	1,134,830
903,770	Business Jet Securities LLC(b) Series 2019-1 Class A 4.21%, 07/15/2034	668,783
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	318,024
	Series 2020-1 Class D
220,000	2.64%, 07/15/2026	218,603
	Corevest American Finance Trust(b)
	Series 2018-2 Class A
447,732	4.03%, 11/15/2052	452,633
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-3 Class A
$ 348,300	2.71%, 10/15/2052	$ 330,603
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	113,315
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	174,567
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	254,064
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	250,808
1,394,625	Credit Suisse Mortgage Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,281,454
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
161,288	4.03%, 11/20/2047	151,383
	Series 2019-1A Class A23
99,250	4.35%, 05/20/2049	94,330
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
259,038	4.12%, 07/25/2047	250,779
	Series 2019-1A Class A2
184,538	3.67%, 10/25/2049	164,574
	Drive Auto Receivables Trust
	Series 2018-3 Class D
165,000	4.30%, 09/16/2024	163,758
	Series 2019-4 Class D
250,000	2.70%, 02/16/2027	232,161
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	192,177
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
155,000	2.96%, 04/15/2025	149,250
	Series 2019-4A Class D
585,000	2.85%, 07/15/2025	570,339
241,789	Earnest Student Loan Program LLC(b) Series 2017-A Class A2 2.65%, 01/25/2041	240,918
467,200	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	459,978
482,427	ELFI Graduate Loan Program LLC(b) Series 2019-A Class A 2.54%, 03/25/2044	486,805
	Exeter Automobile Receivables Trust(b)
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024	862,012
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024	955,179
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025	897,836

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1A Class D
$ 95,000	2.73%, 12/15/2025	$ 77,004
795,000	Fair Square Issuance Trust Series 2020-AA Class A 2.90%, 09/20/2024	731,753
120,000	First Investors Auto Owner Trust(b) Series 2019-2A Class D 2.80%, 12/15/2025	114,165
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	186,830
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	367,306
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	594,527
530,000	Ford Credit Auto Owner Trust Series 2019-C Class A3 1.87%, 03/15/2024	528,816
711,913	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	710,389
274,355	GCAT LLC(b)(d) Series 2019-3 Class A1 3.35%, 10/25/2049	272,058
	GLS Auto Receivables Trust(b)
	Series 2018-3A Class C
1,275,000	4.18%, 07/15/2024	1,158,198
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	321,383
1,125,000	GM Financial Consumer Automobile Receivables Trust Series 2019-4 Class A3 1.75%, 07/16/2024	1,133,182
1,024,400	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	983,209
	Home Partners of America Trust(b)
	Series 2019-1 Class D
195,741	3.41%, 09/17/2039	181,044
	Series 2019-2 Class D
134,760	3.12%, 10/19/2039	119,257
585,000	Honda Auto Receivables Owner Trust Series 2019-4 Class A3 1.83%, 01/18/2024	580,607
566,190	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	396,223
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
110,000	2.49%, 09/20/2029	107,778
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	305,428
551,789	Invitation Homes Trust(b)(e) Series 2018-SFR3 Class A 1.80%, 07/17/2037 1-mo. LIBOR + 1.00%	511,760
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 990,000	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	$ 877,189
980,000	Kabbage Funding LLC(b) Series 2019-1 Class A 3.83%, 03/15/2024	953,055
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	940,345
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	695,925
605,346	MAPS Ltd(b) Series 2018-1A Class A 4.21%, 05/15/2043	455,031
995,000	Mariner Finance Issuance Trust(b) Series 2019-AA Class A 2.96%, 07/20/2032	838,415
258,166	Marlette Funding Trust(b) Series 2019-4A Class A 2.39%, 12/17/2029	248,922
1,140,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2046	1,126,993
731,178	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	712,404
	Navient Private Education Refi Loan Trust
	Series 2019-CA Class A2
425,000	3.13%, 02/15/2068	418,399
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068(b)	100,842
	Series 2020-BA Class A2
170,000	2.12%, 01/15/2069(b)	170,570
305,000	Nissan Auto Receivables Owner Trust Series 2019-C Class A3 1.93%, 07/15/2024	307,987
271,469	OSAT Trust(b)(d) Series 2020-RPL1 Class A1 3.07%, 12/26/2059	272,303
284,288	Planet Fitness Master Issuer LLC(b) Series 2019-1A Class A2 3.86%, 12/05/2049	222,876
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,201,848
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	912,830
	Preston Ridge Partners Mortgage LLC(b)(d)
	Series 2019-2A Class A1
981,194	3.97%, 04/25/2024	877,649
	Series 2019-3A Class A1
147,597	3.35%, 07/25/2024	145,652
	Series 2019-4A Class A1
256,337	3.35%, 11/25/2024	252,381

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-1A Class A1
$ 532,604	2.98%, 02/25/2025	$ 420,867
305,176	Pretium Mortgage Credit Partners LLC(b)(d) Series 2019-NPL3 Class A1 3.10%, 07/27/2059	264,760
	Progress Residential Trust(b)
	Series 2018-SFR1 Class A
174,787	3.26%, 03/17/2035	170,096
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,502,088
	Series 2019-SFR4 Class D
175,000	3.14%, 10/17/2036	157,242
990,000	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	960,856
385,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	365,860
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	103,661
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	106,227
	Series 2019-B Class A2A
945,000	2.84%, 06/15/2037	893,256
	SoFi Consumer Loan Program Trust(b)
	Series 2018-1 Class B
160,000	3.65%, 02/25/2027	134,057
	Series 2019-2 Class A
54,654	3.01%, 04/25/2028	53,016
	Series 2019-3 Class A
148,026	2.90%, 05/25/2028	143,413
	Series 2019-4 Class C
335,000	2.84%, 08/25/2028	271,973
390,000	SoFi Professional Loan Program LLC(b) Series 2019-C Class A2FX 2.37%, 11/16/2048	389,813
160,000	SoFi Professional Loan Program Trust(b) Series 2020-A Class A2FX 2.54%, 05/15/2046	154,802
562,433	SpringCastle Funding(b) Series 2019-AA Class A 3.20%, 05/27/2036	526,921
474,000	Taco Bell Funding LLC(b) Series 2018-1A Class A2II 4.94%, 11/25/2048	461,377
	Towd Point Mortgage Trust(b)(c)
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	896,642
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056	595,265
	Series 2017-4 Class M2
225,000	3.25%, 06/25/2057	197,714
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-4 Class A2
$ 100,000	3.00%, 06/25/2058	$ 85,758
	Series 2018-SJ1 Class A1
247,042	4.00%, 10/25/2058	247,623
	Series 2019-2 Class M1
645,000	3.75%, 12/25/2058	546,929
	Series 2019-4 Class A1
482,338	2.90%, 10/25/2059	471,893
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,482,508
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	95,232
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	619,836
367,280	VCAT LLC(b)(d) Series 2019-NPL2 Class A1 3.57%, 11/25/2049	362,306
	Vericrest Opportunity Loan Trust(b)(d)
	Series 2019-NPL2 Class A1A
503,202	3.97%, 02/25/2049	445,405
	Series 2019-NPL5 Class A1A
531,900	3.35%, 09/25/2049	448,221
	Series 2019-NPL8 Class A1A
536,457	3.28%, 11/25/2049	477,328
	Series 2019-NPL9 Class A1A
204,381	3.33%, 11/26/2049	180,803
	Series 2020-NPL1 Class A1A
955,299	3.23%, 01/25/2050	841,574
	Series 2020-NPL2 Class A1A
653,777	2.98%, 02/25/2050	563,432
840,000	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	838,025
375,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	346,714
TOTAL ASSET-BACKED SECURITIES — 10.71% (Cost $61,738,822)		$57,601,659
BANK LOANS
399,150	Accelerated Health Systems LLC(e) 4.30%, 10/31/2025 1-mo. LIBOR + 3.50%	359,235

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 560,931	Affinity Gaming LLC(e) 4.25%, 07/03/2023 1-mo. LIBOR + 3.25%	$ 420,698
502,611	AHP Health Partners Inc(e) 5.50%, 06/30/2025 1-mo. LIBOR + 4.50%	441,041
650,000	AI Convoy SARL(e) 5.34%, 01/18/2027 1-mo. LIBOR + 3.50%	601,250
387,015	American Builders & Contractors Supply Co Inc(e) 2.99%, 01/15/2027 1-mo. LIBOR + 2.00%	346,379
315,000	APLP Holdings LP(e) 3.44%, 04/14/2025 1-mo. LIBOR + 2.50%	302,400
303,000	Applied Systems Inc(e) 8.45%, 09/19/2025 3-mo. LIBOR + 7.00%	272,700
365,000	Aston Finco SARL(e) 6.13%, 10/09/2026 1-mo. LIBOR + 4.25%	328,500
560,000	Asurion LLC(e) 7.49%, 08/04/2025 1-mo. LIBOR + 6.50%	515,200
182,688	Atlantic Aviation FBO Inc(e) 4.74%, 12/06/2025 1-mo. LIBOR + 3.75%	169,899
195,250	Bausch Health Cos Inc(e) 3.36%, 11/27/2025 1-mo. LIBOR + 2.75%	184,511
643,856	Blackhawk Network Holdings Inc(e) 3.99%, 06/16/2025 1-mo. LIBOR + 3.00%	519,378
200,273	Boxer Parent Co Inc(e) 5.24%, 10/02/2025 1-mo. LIBOR + 4.25%	169,231
695,383	Brookfield WEC Holdings Inc(e) 3.99%, 08/01/2025 1-mo. LIBOR + 3.00%	653,660
318,159	BWay Holding Co(e) 5.08%, 04/03/2024 1-mo. LIBOR + 3.25%	258,504
385,703	Calpine Corp(e) 3.24%, 04/05/2026 1-mo. LIBOR + 2.25%	368,347
491,490	Carlisle Foodservice Products Inc(e) 4.00%, 03/20/2025 1-mo. LIBOR + 3.00%	412,851
314,212	CenturyLink Inc(e) 3.24%, 03/15/2027 1-mo. LIBOR + 2.25%	287,504
559,168	CHG Healthcare Services Inc(e) 4.07%, 06/07/2023 6-mo. LIBOR + 3.00%	496,262
477,163	Chobani LLC(e) 4.50%, 10/10/2023 1-mo. LIBOR + 3.50%	422,289
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Citgo Petroleum Corp(e)
$ 984,375	5.50%,07/29/2021 1-mo. LIBOR + 4.50%	$ 895,781
355,989	6.00%,03/27/2024 1-mo. LIBOR + 5.00%	306,150
288,550	Commscope Inc(e) 4.24%, 04/04/2026 1-mo. LIBOR + 3.25%	271,237
556,657	Cooper-Standard Automotive Inc(e) 2.99%, 11/02/2023 1-mo. LIBOR + 2.00%	415,638
556,751	CPG International LLC(e) 5.93%, 05/06/2024 3-mo. LIBOR + 3.75%	459,320
323,104	CSC Holdings LLC(e) 2.86%, 01/15/2026 1-mo. LIBOR + 2.25%	306,949
250,000	Deerfield Dakota Holding LLC(e) 5.06%, 03/05/2027 1-mo. LIBOR + 3.75%	210,000
493,431	Diamond BC BV(e) 4.78%, 09/06/2024 3-mo. LIBOR + 0.00%	370,073
378,100	Diamond Sports Group LLC(e) 4.18%, 08/24/2026 1-mo. LIBOR + 3.25%	291,137
475,021	Dole Food Co Inc(e) 3.75%, 04/06/2024 1-mo. LIBOR + 2.75%	424,550
390,000	Dun & Bradstreet Corp(e) 4.96%, 02/06/2026 1-mo. LIBOR + 4.00%	352,950
513,809	Dynasty Acquisition Co Inc(e) 4.95%, 04/06/2026 3-mo. LIBOR + 7.00%	394,091
433,875	DynCorp International Inc(e) 6.61%, 08/18/2025 1-mo. LIBOR + 6.00%	388,860
287,361	Envision Healthcare Corp(e) 4.74%, 10/10/2025 1-mo. LIBOR + 3.75%	145,117
	EyeCare Partners LLC(e)
80,981	1.00%,02/18/2027 3-mo. LIBOR + 1.00%	65,325
347,062	4.82%,02/18/2027 6-mo. LIBOR + 3.75%	279,964
1,115,000	Fieldwood Energy LLC(e) 7.03%, 04/11/2022 1-mo. LIBOR + 5.25%	334,500
519,024	Filtration Group Corp(e) 3.99%, 03/29/2025 1-mo. LIBOR + 3.00%	448,307
403,788	GFL Environmental Inc(e) 3.99%, 05/30/2025 1-mo. LIBOR + 3.00%	390,160
338,873	H-Food Holdings LLC(e) 4.68%, 05/23/2025 1-mo. LIBOR + 3.69%	284,654
199,048	Hoya Midco LLC(e) 4.57%, 06/30/2024 6-mo. LIBOR + 3.50%	145,305

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 400,000	Innophos Holdings Inc(e) 4.76%, 02/04/2027 1-mo. LIBOR + 3.75%	$ 330,000
317,000	Intelsat Jackson Holdings SA(e) 6.63%, 01/02/2024 4-mo. LIBOR + 6.63%	291,640
110,000	Iridium Satellite LLC(e) 4.75%, 11/04/2026 1-mo. LIBOR + 3.75%	103,400
375,000	Kronos Acquisitions Holdings Inc(e) 5.00%, 05/15/2023 1-mo. LIBOR + 4.00%	334,375
	Kronos Inc(e)
818,702	4.76%,11/01/2023 2-mo. LIBOR + 3.00%	748,601
300,000	10.01%,11/01/2024 2-mo. LIBOR + 8.25%	278,100
651,190	LifePoint Health Inc(e) 4.74%, 11/17/2025 1-mo. LIBOR + 3.75%	603,979
286,587	Milk Specialties Co(e) 5.00%, 08/16/2023 1-mo. LIBOR + 4.00%	194,879
320,000	Navicure Inc(e) 4.99%, 10/22/2026 1-mo. LIBOR + 4.00%	299,200
327,844	Neiman Marcus Group Ltd LLC(e) 7.50%, 10/25/2023 1-mo. LIBOR + 6.00%	124,581
207,675	Nexstar Broadcasting Inc(e) 3.73%, 09/18/2026 2-mo. LIBOR + 2.75%	192,878
697,440	One Call Corp(e) 6.95%, 11/27/2022 2-mo. LIBOR + 5.25%	562,602
339,798	Ortho-Clinical Diagnostics Inc(e) 4.77%, 06/30/2025 1-mo. LIBOR + 3.25%	285,770
385,000	Pacific Gas & Electric Co(e) 3.12%, 12/31/2020 1-mo. LIBOR + 2.25%	379,225
343,063	Panther BF Aggregator 2 LP(e) 4.44%, 04/30/2026 1-mo. LIBOR + 3.50%	312,187
350,365	Parfums Holding Co Inc(e) 5.86%, 06/30/2024 2-mo. LIBOR + 4.25%	270,949
133,334	PetVet Care Centers LLC(e) 4.24%, 02/14/2025 1-mo. LIBOR + 3.25%	110,001
148,877	Phoenix Guarantor Inc(e) 4.11%, 03/05/2026 1-mo. LIBOR + 3.25%	120,590
654,138	Pi US Mergerco Inc(e) 4.70%, 01/03/2025 3-mo. LIBOR + 3.25%	546,205
267,703	Playa Resorts Holding BV(e) 3.75%, 04/29/2024 1-mo. LIBOR + 2.75%	185,162
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 648,375	Pug LLC(e) 4.49%, 02/12/2027 1-mo. LIBOR + 3.50%	$ 551,119
368,421	Scientific Games International Inc(e) 4.37%, 08/14/2024 1-mo. LIBOR + 2.75%	295,658
525,000	Securus Technologies Holdings Inc(e) 9.25%, 11/01/2025 1-mo. LIBOR + 8.25%	262,500
455,727	Sedgwick Claims Management Services Inc(e) 4.99%, 09/03/2026 1-mo. LIBOR + 4.00%	409,395
460,000	Shearer's Foods LLC(e) 7.75%, 06/30/2022 1-mo. LIBOR + 6.75%	424,350
470,000	Sotera Health Holdings LLC(e) 5.50%, 12/11/2026 1-mo. LIBOR + 4.50%	412,817
305,269	SS&C Technologies Inc(e) 2.74%, 04/16/2025 1-mo. LIBOR + 3.50%	286,952
470,000	Star US Bidco LLC(e) 5.25%, 03/17/2027 1-mo. LIBOR + 4.25%	415,950
487,283	Stars Group Holdings BV(e) 4.95%, 07/10/2025 3-mo. LIBOR + 3.50%	460,888
619,132	TKC Holdings Inc(e) 4.75%, 02/01/2023 1-mo. LIBOR + 3.75%	489,114
141,580	Transdigm Inc(e) 3.24%, 12/09/2025 1-mo. LIBOR + 2.25%	130,608
256,146	UFC Holdings LLC(e) 4.25%, 04/29/2026 1-mo. LIBOR + 3.25%	222,847
512,676	US Farathane LLC(e) 4.95%, 12/23/2021 3-mo. LIBOR + 3.50%	333,239
455,576	Vertafore Inc(e) 4.24%, 07/02/2025 1-mo. LIBOR + 3.25%	402,615
345,000	Vertiv Group Corp(e) 4.58%, 03/02/2027 1-mo. LIBOR + 3.00%	308,775
338,283	Viant Medical Holdings Inc(e) 5.20%, 07/02/2025 3-mo. LIBOR + 3.75%	293,460
205,000	Ziggo Financing Partnership (e) 3.20%, 04/30/2028 1-mo. LIBOR + 2.50%	188,600
TOTAL BANK LOANS — 5.00% (Cost $31,864,968)		$26,873,118

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 4.72%
$ 500,000	Allegheny Technologies Inc 5.88%, 12/01/2027	$ 416,250
1,040,000	Anglo American Capital PLC(b) 5.38%, 04/01/2025	1,051,103
	ArcelorMittal SA
895,000	7.00%, 10/15/2039	888,879
2,985,000	6.75%, 03/01/2041	2,939,084
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	597,007
1,690,000	5.25%, 04/01/2042	1,995,970
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,038,748
790,000	BHP Billiton Finance USA Ltd(b) 6.75%, 10/19/2075	837,605
155,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	136,981
650,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	617,552
	First Quantum Minerals Ltd(b)
800,000	7.50%, 04/01/2025	665,752
200,000	6.88%, 03/01/2026	160,500
	FMC Corp
170,000	3.45%, 10/01/2029	170,119
95,000	4.50%, 10/01/2049	91,831
	Freeport-McMoRan Inc
60,000	3.88%, 03/15/2023	57,150
45,000	5.00%, 09/01/2027	41,780
180,000	4.13%, 03/01/2028	157,570
	Glencore Funding LLC(b)
925,000	4.00%, 03/27/2027	842,113
1,945,000	4.88%, 03/12/2029(f)	1,875,750
785,000	GUSAP III LP(b) 4.25%, 01/21/2030	692,770
430,000	Hecla Mining Co 7.25%, 02/15/2028	378,615
350,000	INEOS Group Holdings SA(b) 5.63%, 08/01/2024	318,500
1,200,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	1,080,000
700,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b) 7.00%, 04/15/2025	619,500
375,000	LYB International Finance III LLC(f) 4.20%, 10/15/2049	367,958
345,000	Minera Mexico SA de CV(b) 4.50%, 01/26/2050	289,800
1,725,000	Newmont Goldcorp Corp 4.88%, 03/15/2042	2,046,873
485,000	Novelis Corp(b) 4.75%, 01/30/2030	431,650
675,000	Olin Corp 5.63%, 08/01/2029	621,169
775,000	SABIC Capital II BV(b) 4.50%, 10/10/2028	806,676
785,000	Schweitzer-Mauduit International Inc(b) 6.88%, 10/01/2026	781,075
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 380,000	Steel Dynamics Inc 3.45%, 04/15/2030	$ 344,277
875,000	Teck Resources Ltd 6.13%, 10/01/2035	804,458
280,000	TPC Group Inc(b) 10.50%, 08/01/2024	229,320
		25,394,385
Communications — 7.78%
740,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	776,395
390,000	Altice Financing SA(b) 5.00%, 01/15/2028	345,150
420,000	Altice France Holding SA(b) 6.00%, 02/15/2028	369,466
	AT&T Inc
1,245,000	3.95%, 01/15/2025	1,311,757
540,000	4.35%, 03/01/2029	580,623
410,000	4.30%, 02/15/2030	441,292
2,930,000	4.50%, 03/09/2048	3,179,810
565,000	4.55%, 03/09/2049	608,057
155,000	Block Communications Inc(b) 4.88%, 03/01/2028	144,150
1,055,000	Cable Onda SA(b) 4.50%, 01/30/2030	928,400
55,000	CBS Corp 4.90%, 08/15/2044	52,170
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
200,000	5.50%, 05/01/2026	202,520
1,155,000	5.13%, 05/01/2027	1,162,473
60,000	5.38%, 06/01/2029	61,656
385,000	4.75%, 03/01/2030	384,037
740,000	4.50%, 08/15/2030	725,200
35,000	4.50%, 05/01/2032	34,132
	Charter Communications Operating LLC / Charter Communications Operating Capital
80,000	3.75%, 02/15/2028	80,442
20,000	4.20%, 03/15/2028	20,529
30,000	5.05%, 03/30/2029	32,567
765,000	5.13%, 07/01/2049	813,742
2,345,000	4.80%, 03/01/2050	2,443,323
755,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	759,719
	Clear Channel Worldwide Holdings Inc(b)
212,000	9.25%, 02/15/2024	182,320
325,000	5.13%, 08/15/2027	304,330
270,000	CommScope Inc(b) 6.00%, 03/01/2026	269,595
805,000	Consolidated Communications Inc(f) 6.50%, 10/01/2022	704,375
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	1,027,123
	CSC Holdings LLC(b)
200,000	7.75%, 07/15/2025	208,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 680,000	5.38%, 02/01/2028	$ 693,600
710,000	5.75%, 01/15/2030	716,007
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
315,000	5.38%, 08/15/2026	255,944
605,000	6.63%, 08/15/2027	404,594
880,000	DISH DBS Corp 5.00%, 03/15/2023	844,844
	eBay Inc
830,000	2.70%, 03/11/2030	751,444
105,000	4.00%, 07/15/2042	98,624
	Expedia Group Inc
130,000	3.80%, 02/15/2028	112,473
120,000	3.25%, 02/15/2030	97,820
	FOX Corp
165,000	3.05%, 04/07/2025	164,743
270,000	3.50%, 04/08/2030	269,457
20,000	Front Range BidCo Inc(b) 4.00%, 03/01/2027	19,137
	Frontier Communications Corp
335,000	8.50%, 04/15/2020	88,775
730,000	11.00%, 09/15/2025	189,800
350,000	8.50%, 04/01/2026(b)	319,865
585,000	iHeartCommunications Inc 8.38%, 05/01/2027	498,069
1,045,000	Juniper Networks Inc 3.75%, 08/15/2029	1,013,670
	Lamar Media Corp
365,000	5.00%, 05/01/2023	361,350
15,000	5.75%, 02/01/2026	15,348
70,000	3.75%, 02/15/2028(b)	65,617
70,000	4.00%, 02/15/2030(b)	65,100
440,000	LCPR Senior Secured Financing Designated Activity Co(b) 6.75%, 10/15/2027	433,400
	Level 3 Financing Inc
235,000	5.38%, 08/15/2022	236,175
90,000	4.63%, 09/15/2027(b)	89,451
425,000	Meredith Corp 6.88%, 02/01/2026	365,500
	Motorola Solutions Inc
509,143	4.60%, 02/23/2028	519,326
265,000	4.60%, 05/23/2029	278,311
	Netflix Inc
270,000	5.88%, 11/15/2028	288,900
30,000	5.38%, 11/15/2029(b)	31,350
665,000	4.88%, 06/15/2030(b)	675,075
690,000	Radiate Holdco LLC / Radiate Finance Inc(b) 6.63%, 02/15/2025	586,500
	Sirius XM Radio Inc(b)
240,000	4.63%, 07/15/2024	243,583
55,000	5.38%, 04/15/2025	55,549
105,000	5.38%, 07/15/2026	106,281
285,000	5.00%, 08/01/2027	289,246
420,000	5.50%, 07/01/2029	428,400
70,000	Sprint Capital Corp 6.88%, 11/15/2028	79,954
Principal Amount(a)		Fair Value
Communications — (continued)
$ 110,000	Sprint Communications Inc 7.00%, 08/15/2020	$ 110,693
	Sprint Corp
175,000	7.25%, 09/15/2021	180,372
545,000	7.88%, 09/15/2023	600,797
735,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	782,775
735,000	Telecom Italia Capital SA 6.00%, 09/30/2034	727,650
	Telefonica Emisiones SA
225,000	5.13%, 04/27/2020	225,374
525,000	7.05%, 06/20/2036	626,081
	Telesat Canada / Telesat LLC(b)
925,000	6.50%, 10/15/2027	888,000
280,000	4.88%, 06/01/2027	267,344
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	36,881
235,000	5.50%, 09/01/2041	245,727
245,000	4.50%, 09/15/2042	230,305
835,000	Tencent Holdings Ltd(b) 3.98%, 04/11/2029	924,906
110,000	T-Mobile USA Inc 4.50%, 02/01/2026	111,925
615,000	Twitter Inc(b) 3.88%, 12/15/2027	591,553
	Uber Technologies Inc(b)
560,000	8.00%, 11/01/2026	552,196
10,000	7.50%, 09/15/2027	9,872
185,000	Verizon Communications Inc 4.00%, 03/22/2050	219,559
	ViacomCBS Inc
1,325,000	4.75%, 05/15/2025	1,320,211
120,000	4.20%, 06/01/2029	113,575
1,005,000	4.95%, 01/15/2031	994,828
190,000	4.38%, 03/15/2043	168,571
50,000	5.85%, 09/01/2043	51,282
800,000	ViaSat Inc(b) 5.63%, 09/15/2025	747,920
90,000	Videotron Ltd 5.00%, 07/15/2022	89,329
245,000	Virgin Media Secured Finance PLC(b) 5.50%, 08/15/2026	248,675
420,000	Walt Disney Co 4.70%, 03/23/2050	543,962
	Windstream Services LLC / Windstream Finance Corp(b)(g)(h)
215,000	10.50%, 06/30/2024	8,600
746,000	9.00%, 06/30/2025	29,840
300,000	Ziggo BV(b) 5.50%, 01/15/2027	300,000
		41,855,438

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 5.47%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
$ 120,000	3.88%, 01/15/2028	$ 114,000
210,000	4.38%, 01/15/2028	194,019
78,162	Air Canada Pass Through Trust(b) Series 2013 Class 1B 5.38%, 05/15/2021	79,235
470,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	432,400
	American Airlines Pass Through Trust
	Series 2016-1 Class B
2,303,364	5.25%, 01/15/2024	2,315,397
	Series 2013-1 Class A
112,681	4.00%, 07/15/2025	112,385
	Series 2017-2 Class B
436,895	3.70%, 10/15/2025	372,589
	Series 2016-3 Class B
1,177,223	3.75%, 10/15/2025	940,713
	Series 2019-1 Class B
686,299	3.85%, 02/15/2028	518,886
605,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	466,606
490,000	American Honda Finance Corp 1.95%, 05/20/2022	482,737
	AutoZone Inc
530,000	3.63%, 04/15/2025	537,355
790,000	4.00%, 04/15/2030	806,240
605,000	Beacon Roofing Supply Inc(b)(f) 4.50%, 11/15/2026	558,294
315,000	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	301,677
380,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.25%, 10/15/2025	274,436
17,060	Continental Airlines Pass Through Trust Series 2012-1 Class B 6.25%, 04/11/2020	17,049
665,000	Dana Inc 5.38%, 11/15/2027	538,650
220,000	Delphi Technologies PLC(b) 5.00%, 10/01/2025	175,450
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,063,424
400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	320,000
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	565,500
790,000	General Motors Co 5.20%, 04/01/2045	626,156
1,165,000	General Motors Financial Co Inc 5.25%, 03/01/2026	1,028,287
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,350,000	Goodyear Tire & Rubber Co(f) 4.88%, 03/15/2027	$ 1,238,625
178,810	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	151,988
1,025,000	Lear Corp 3.80%, 09/15/2027	939,088
665,000	Lennar Corp 4.75%, 11/15/2022	651,700
400,000	Lithia Motors Inc(b) 4.63%, 12/15/2027	360,040
240,000	Live Nation Entertainment Inc(b) 4.75%, 10/15/2027	214,800
	Lowe's Cos Inc
350,000	4.50%, 04/15/2030	386,173
90,000	5.13%, 04/15/2050	108,408
1,015,000	M/I Homes Inc(b) 4.95%, 02/01/2028	861,481
	McDonald's Corp
250,000	3.60%, 07/01/2030(f)	261,825
420,000	3.63%, 09/01/2049	425,509
386,000	MGM Resorts International(f) 5.50%, 04/15/2027	351,260
410,000	Michaels Stores Inc(b)(f) 8.00%, 07/15/2027	303,400
1,132,164	Norwegian Air Shuttle ASA Pass Through Trust(b) Series 2016-1 Class A 4.88%, 05/10/2028	865,385
430,000	Panther BF Aggregator 2 LP / Panther Finance Co Inc(b) 8.50%, 05/15/2027	375,132
	PulteGroup Inc
210,000	4.25%, 03/01/2021	204,750
625,000	7.88%, 06/15/2032	687,500
1,200,000	6.00%, 02/15/2035	1,209,000
415,000	QVC INC 4.75%, 02/15/2027	367,364
	Scientific Games International Inc(b)
550,000	8.25%, 03/15/2026	352,060
215,000	7.00%, 05/15/2028	132,225
655,000	Scotts Miracle-Gro Co 4.50%, 10/15/2029	623,887
775,000	SRS Distribution Inc(b) 8.25%, 07/01/2026	697,500
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	376,650
3,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	2,787
625,000	Under Armour Inc 3.25%, 06/15/2026	529,917

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,798,287	United Airlines Pass Through Trust Series 2016-2 Class B 3.65%, 10/07/2025	$ 1,513,635
	US Airways Pass Through Trust
	Series 2011-1 Class A
177,340	7.13%, 10/22/2023	191,607
	Series 2012-1 Class A
412,440	5.90%, 10/01/2024	415,564
600,000	Vista Outdoor Inc 5.88%, 10/01/2023	496,386
	Volkswagen Group of America Finance LLC(b)
220,000	2.50%, 09/24/2021	214,406
575,000	2.70%, 09/26/2022	555,985
	Yum! Brands Inc(b)
205,000	7.75%, 04/01/2025	215,250
335,000	4.75%, 01/15/2030	312,019
		29,434,791
Consumer, Non-Cyclical — 7.56%
725,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 4.63%, 01/15/2027	721,375
695,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	680,235
938,000	Altria Group Inc 4.80%, 02/14/2029	981,455
960,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	1,047,847
395,000	Anheuser-Busch InBev Worldwide Inc 4.60%, 04/15/2048	418,434
390,000	ASGN Inc(b) 4.63%, 05/15/2028	365,625
	Ashtead Capital Inc(b)
850,000	4.38%, 08/15/2027	786,250
415,000	4.25%, 11/01/2029	351,528
713,000	Avery Dennison Corp 2.65%, 04/30/2030	663,615
760,000	Bacardi Ltd(b) 4.70%, 05/15/2028	812,711
620,000	BAT Capital Corp 4.91%, 04/02/2030	635,986
	Bausch Health Americas Inc(b)
315,000	9.25%, 04/01/2026	328,828
550,000	8.50%, 01/31/2027	574,750
	Bausch Health Cos Inc(b)
70,000	5.75%, 08/15/2027	72,072
490,000	7.00%, 01/15/2028	508,130
35,000	5.00%, 01/30/2028	33,135
175,000	Catalent Pharma Solutions Inc(b) 5.00%, 07/15/2027	169,750
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Centene Corp(b)
$ 250,000	5.38%, 06/01/2026	$ 257,528
375,000	4.63%, 12/15/2029	376,875
250,000	Charles River Laboratories International Inc(b) 4.25%, 05/01/2028	240,975
990,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	900,900
365,000	CHS / Community Health Systems Inc(b) 6.63%, 02/15/2025	337,625
	CVS Health Corp
1,200,000	3.25%, 08/15/2029	1,168,763
1,360,000	3.75%, 04/01/2030	1,407,177
1,110,000	DP World Ltd(b) 6.85%, 07/02/2037	1,045,620
75,000	Encompass Health Corp 4.75%, 02/01/2030	73,875
380,000	Garda World Security Corp(b) 4.63%, 02/15/2027	340,100
	HCA Inc
395,000	7.50%, 12/15/2023	398,950
290,000	8.36%, 04/15/2024	298,700
135,000	7.69%, 06/15/2025	141,750
555,000	7.58%, 09/15/2025	571,650
2,505,000	7.05%, 12/01/2027	2,580,150
1,349,000	4.13%, 06/15/2029	1,358,639
360,000	7.50%, 11/06/2033	367,200
90,000	7.75%, 07/15/2036	90,000
1,805,000	5.25%, 06/15/2049	1,926,776
125,000	Hologic Inc(b) 4.38%, 10/15/2025	123,786
10,000	IHS Markit Ltd 4.25%, 05/01/2029	10,575
200,000	IQVIA Inc(b) 5.00%, 05/15/2027	204,500
325,000	JBS USA / JBS USA Food Co / JBS USA Finance Inc(b) 5.50%, 01/15/2030	335,562
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	105,952
	Kraft Heinz Foods Co
140,000	5.00%, 06/04/2042	132,701
695,000	5.20%, 07/15/2045	668,918
970,000	4.38%, 06/01/2046	874,854
855,000	4.88%, 10/01/2049(b)(f)	778,365
150,000	4.88%, 10/01/2049	136,555
540,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	442,800
280,000	LifePoint Health Inc(b) 4.38%, 02/15/2027	263,760
	Mylan Inc
330,000	5.40%, 11/29/2043	329,060
280,000	5.20%, 04/15/2048	251,338
	Mylan NV
675,000	3.95%, 06/15/2026	674,139
1,295,000	5.25%, 06/15/2046	1,237,194

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b)
$ 92,000	6.63%, 05/15/2022	$ 86,940
135,000	7.25%, 02/01/2028	116,087
325,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	323,375
575,000	Perrigo Finance Unlimited Co 4.38%, 03/15/2026	594,088
1,130,000	Rede D'or Finance SARL(b) 4.50%, 01/22/2030	980,275
510,000	Select Medical Corp(b) 6.25%, 08/15/2026	510,000
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	997,500
695,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	664,013
720,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	518,400
	Tenet Healthcare Corp
1,395,000	5.13%, 05/01/2025	1,318,275
332,000	5.13%, 11/01/2027(b)	317,060
215,000	6.88%, 11/15/2031	180,600
	Teva Pharmaceutical Finance Netherlands III BV
145,000	2.80%, 07/21/2023	132,311
200,000	7.13%, 01/31/2025(b)	197,876
1,315,000	3.15%, 10/01/2026	1,107,690
2,515,000	4.10%, 10/01/2046	1,835,950
	United Rentals North America Inc
50,000	5.88%, 09/15/2026	50,640
150,000	4.88%, 01/15/2028	145,500
360,000	5.25%, 01/15/2030	359,892
155,000	4.00%, 07/15/2030	138,725
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	462,001
		40,642,236
Energy — 6.32%(i)
	Aker BP ASA(b)
200,000	3.00%, 01/15/2025	158,786
615,000	3.75%, 01/15/2030	460,315
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b)(f) 7.50%, 05/01/2025	384,000
747,104	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	874,638
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	580,000
	California Resources Corp
359,000	5.50%, 09/15/2021	35,003
1,510,000	8.00%, 12/15/2022(b)	22,650
48,000	6.00%, 11/15/2024	960
368,493	Callon Petroleum Co 6.13%, 10/01/2024	65,408
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,035,000	Cheniere Corpus Christi Holdings LLC(b) 3.70%, 11/15/2029	$ 774,008
	Cheniere Energy Partners LP
410,000	5.63%, 10/01/2026	381,300
390,000	4.50%, 10/01/2029(b)	347,100
25,000	Chesapeake Energy Corp 5.75%, 03/15/2023	2,438
285,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	232,275
	Continental Resources Inc
525,000	3.80%, 06/01/2024	265,118
300,000	4.38%, 01/15/2028	139,377
650,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	338,000
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	189,482
345,000	Denbury Resources Inc(b) 9.25%, 03/31/2022	82,800
1,070,000	Diamondback Energy Inc 3.50%, 12/01/2029	754,577
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	421,015
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	374,216
	Energy Transfer Operating LP
110,000	3.75%, 05/15/2030	86,157
460,000	5.00%, 05/15/2050	355,084
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	848,225
2,915,000	Exxon Mobil Corp 1.90%, 08/16/2022	2,951,699
855,000	Geopark Ltd(b) 6.50%, 09/21/2024	485,213
360,000	Hess Corp 5.60%, 02/15/2041	246,054
825,000	HollyFrontier Corp 5.88%, 04/01/2026	715,269
2,065,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	1,972,967
35,000	Kinder Morgan Energy Partners LP 5.00%, 08/15/2042	32,334
	Kinder Morgan Inc
785,000	7.75%, 01/15/2032	905,428
165,000	5.05%, 02/15/2046	167,220
475,000	MEG Energy Corp(b) 7.13%, 02/01/2027	236,313
700,000	Montage Resources Corp 8.88%, 07/15/2023	472,500
	MPLX LP
40,000	4.50%, 07/15/2023	34,423
145,000	4.88%, 06/01/2025	119,409
690,000	4.00%, 03/15/2028	613,222
455,000	Nabors Industries Ltd 5.75%, 02/01/2025	100,100
1,670,000	Newfield Exploration Co 5.63%, 07/01/2024	896,308

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 945,000	NGL Energy Partners LP / NGL Energy Finance Corp 6.13%, 03/01/2025	$ 321,300
	Occidental Petroleum Corp
115,000	2.70%, 08/15/2022	81,941
20,000	2.70%, 02/15/2023	11,932
145,000	2.90%, 08/15/2024	79,025
60,000	3.50%, 06/15/2025(f)	30,838
10,000	5.55%, 03/15/2026	5,333
410,000	4.50%, 07/15/2044	168,847
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	196,738
70,000	6.20%, 09/15/2043	62,845
505,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	343,400
620,000	Patterson-UTI Energy Inc(f) 5.15%, 11/15/2029	232,351
2,555,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	2,783,677
	Petrobras Global Finance BV
65,000	5.30%, 01/27/2025	61,913
900,000	7.38%, 01/17/2027	920,250
290,000	5.75%, 02/01/2029	273,557
975,000	6.90%, 03/19/2049	950,527
1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	108,000
	Petroleos Mexicanos
615,000	6.50%, 03/13/2027	455,162
595,000	6.38%, 01/23/2045	384,644
670,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	575,403
500,000	Sanchez Energy Corp(b)(f)(g)(h) 7.25%, 02/15/2023	75,000
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	83,650
680,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	715,795
1,215,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	1,200,055
605,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.88%, 04/15/2026	503,662
570,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	597,246
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,268,189
730,000	Transportadora de Gas Internacional SA ESP(b) 5.55%, 11/01/2028	701,895
	USA Compression Partners LP / USA Compression Finance Corp
400,000	6.88%, 04/01/2026	250,000
Principal Amount(a)		Fair Value
Energy — (continued)
$ 365,000	6.88%, 09/01/2027	$ 226,300
565,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	124,300
85,000	Viper Energy Partners LP(b) 5.38%, 11/01/2027	71,400
		33,986,566
Financial — 17.48%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024	316,566
1,100,000	7.00%, 11/15/2025	946,000
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
375,000	3.95%, 02/01/2022	326,670
300,000	3.50%, 05/26/2022	250,146
480,000	3.65%, 07/21/2027	371,996
100,000	AGFC Capital Trust I(b)(e) 3.59%, 01/15/2067 3-mo. LIBOR + 1.75%	37,875
345,000	AIA Group Ltd 3.38%, 04/07/2030	346,508
	Air Lease Corp
35,000	3.25%, 10/01/2029	28,040
75,000	3.00%, 02/01/2030	54,226
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,037,489
1,205,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.93%	1,084,500
	Ally Financial Inc
130,000	3.88%, 05/21/2024	117,000
100,000	5.75%, 11/20/2025	97,820
	American International Group Inc
60,000	4.88%, 06/01/2022	62,031
75,000	4.13%, 02/15/2024	78,706
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,158,662
805,000	Athene Holding Ltd 4.13%, 01/12/2028	727,479
815,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	817,906
1,148,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	918,889
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	567,249
4,800,000	Banco Santander SA 5.18%, 11/19/2025	5,236,536
	Bank of America Corp
75,000	4.45%, 03/03/2026	81,110
225,000	4.25%, 10/22/2026	240,088
715,000	4.18%, 11/25/2027	739,237
770,000	Bank of Montreal 3.80%, 12/15/2032	747,905

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 200,000	Barclays PLC(e) 5.09%, 06/20/2030 3-mo. LIBOR + 3.05%	$ 207,211
1,150,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	952,200
915,000	Brighthouse Financial Inc 3.70%, 06/22/2027	793,961
1,335,000	Brixmor Operating Partnership LP REIT 4.13%, 05/15/2029	1,368,668
1,465,000	Capital One Financial Corp 3.75%, 07/28/2026	1,383,153
	CIT Group Inc
145,000	4.13%, 03/09/2021	142,825
130,000	5.00%, 08/01/2023	125,074
55,000	5.25%, 03/07/2025	53,625
590,000	Citadel LP(b) 4.88%, 01/15/2027	568,955
1,445,000	Citibank NA(e) 2.29%, 05/20/2022 3-mo. LIBOR + 0.60%	1,396,294
	Citigroup Inc
470,000	6.25%, Perpetual(e)(j) 3-mo. LIBOR + 4.51%	484,100
1,775,000	3.50%, 05/15/2023	1,828,411
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	466,194
460,000	Crown Castle International Corp 3.30%, 07/01/2030	456,223
	Danske Bank A/S(b)(e)
1,020,000	3.00%, 09/20/2022 3-mo. LIBOR + 1.24%	1,009,811
295,000	3.24%, 12/20/2025 3-mo. LIBOR + 1.59%	274,219
172,000,000	Development Bank of Kazakhstan JSC(b) KZT, 8.95%, 05/04/2023	337,209
200,139	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	202,190
630,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	605,073
1,120,000	EPR Properties REIT 4.75%, 12/15/2026	1,018,064
800,000	Equinix Inc REIT 3.20%, 11/18/2029	740,808
750,000	ESH Hospitality Inc REIT(b) 4.63%, 10/01/2027	585,000
965,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	1,041,103
975,000	Fidelity National Financial Inc 5.50%, 09/01/2022	1,069,984
	Global Atlantic Finance Co(b)
770,000	8.63%, 04/15/2021	820,242
365,000	4.40%, 10/15/2029	320,910
Principal Amount(a)		Fair Value
Financial — (continued)
	GLP Capital LP / GLP Financing II Inc REIT
$ 850,000	5.25%, 06/01/2025	$ 786,250
288,000	5.75%, 06/01/2028	254,506
420,000	5.30%, 01/15/2029	359,184
	Goldman Sachs Group Inc
855,000	3.85%, 01/26/2027	879,785
1,600,000	6.75%, 10/01/2037	2,151,728
730,000	Grupo de Inversiones Suramericana SA(b) 5.50%, 04/29/2026	698,975
445,000	HSBC Holdings PLC 4.95%, 03/31/2030	490,764
427,000	Huntington Bancshares Inc(e)(j) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	341,600
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
855,000	6.25%, 05/15/2026	807,975
135,000	5.25%, 05/15/2027	124,706
755,000	ING Groep NV(j) 6.00%, Perpetual	715,740
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	636,187
	International Lease Finance Corp
145,000	8.25%, 12/15/2020	144,123
555,000	4.63%, 04/15/2021	512,384
755,000	Iron Mountain Inc REIT(b) 4.88%, 09/15/2029	709,232
965,000	iStar Inc REIT 4.25%, 08/01/2025	793,616
	Jefferies Group LLC
580,000	5.13%, 01/20/2023	590,473
705,000	6.45%, 06/08/2027	720,546
1,140,000	6.25%, 01/15/2036	1,009,556
	JPMorgan Chase & Co(e)
433,000	4.60%, Perpetual(j) 1-yr. SOFR + 3.13%	378,962
1,275,000	4.49%, 03/24/2031 1-yr. SOFR + 3.79%	1,479,160
1,500,000	KeyCorp(e)(j) 5.00%, Perpetual 3-mo. LIBOR + 3.60%	1,305,000
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,326,778
1,115,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	880,850
295,000	Lincoln National Corp(e) 3.86%, 04/20/2067 3-mo. LIBOR + 2.04%	177,000
580,000	M&T Bank Corp(e)(j) 5.13%, Perpetual 3-mo. LIBOR + 3.52%	556,800
600,000	MBIA Insurance Corp(b)(e) 13.09%, 01/15/2033 3-mo. LIBOR + 11.26%	318,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	MetLife Inc
$ 460,000	5.88%, Perpetual(e)(f)(j) 3-mo. LIBOR + 2.95%	$ 439,300
245,000	9.25%, 04/08/2038(b)	306,250
915,000	10.75%, 08/01/2039	1,271,850
370,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.75%, 02/01/2027	321,900
	Morgan Stanley
2,455,000	4.10%, 05/22/2023	2,542,572
1,950,000	4.35%, 09/08/2026	2,101,354
285,000	3.95%, 04/23/2027	296,928
1,615,000	5.60%, 03/24/2051(e) 1-yr. SOFR + 4.84%	2,281,140
	MPT Operating Partnership LP / MPT Finance Corp REIT
295,000	5.00%, 10/15/2027	286,150
195,000	4.63%, 08/01/2029	179,400
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,969,743
675,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	610,875
	Navient Corp
35,000	7.25%, 01/25/2022	34,193
5,000	6.50%, 06/15/2022	4,851
80,000	7.25%, 09/25/2023	78,400
260,000	6.13%, 03/25/2024	243,116
410,000	6.75%, 06/15/2026	377,200
215,000	5.00%, 03/15/2027	184,836
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,415,335
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	774,142
755,000	PNC Financial Services Group Inc(e)(j) 5.00%, Perpetual 3-mo. LIBOR + 3.30%	713,475
	Prudential Financial Inc(e)
470,000	5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	455,900
390,000	5.63%, 06/15/2043 3-mo. LIBOR + 3.92%	366,736
	Quicken Loans Inc(b)
505,000	5.75%, 05/01/2025	502,475
625,000	5.25%, 01/15/2028	611,125
535,000	Radian Group Inc 4.50%, 10/01/2024	526,975
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	551,508
1,185,000	Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	1,231,005
	Santander Holdings USA Inc
1,580,000	3.50%, 06/07/2024	1,542,379
380,000	4.40%, 07/13/2027	373,767
Principal Amount(a)		Fair Value
Financial — (continued)
	Service Properties Trust REIT
$ 1,275,000	4.35%, 10/01/2024	$ 936,050
640,000	4.75%, 10/01/2026	485,484
1,315,000	4.95%, 02/15/2027	996,989
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	139,500
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,742,928
2,475,000	4.25%, 08/19/2026	2,412,310
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	731,162
	Springleaf Finance Corp
930,000	6.88%, 03/15/2025	936,622
740,000	7.13%, 03/15/2026	724,275
30,000	6.63%, 01/15/2028	28,092
110,000	5.38%, 11/15/2029	100,707
1,585,000	Standard Chartered PLC(b) 4.64%, 04/01/2031	1,625,322
	Synchrony Financial
890,000	2.85%, 07/25/2022	847,838
830,000	3.95%, 12/01/2027	738,178
425,000	Synovus Financial Corp 5.90%, 02/07/2029	395,250
885,000	Toronto-Dominion Bank(f) 3.63%, 09/15/2031	880,053
750,000	Truist Bank 2.25%, 03/11/2030	687,674
870,000	Voya Financial Inc(e) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	797,364
625,000	Wells Fargo & Co(e)(j) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	614,256
815,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	818,314
1,160,000	Zions Bancorp NA 3.25%, 10/29/2029	984,126
		94,009,395
Industrial — 3.78%
1,650,000	APL Ltd 8.00%, 01/15/2024	660,000
980,000	ARD Finance SA(b)(k) 6.50%, 06/30/2027 PIK rate, 7.25%	841,722
	Boeing Co
30,000	3.10%, 05/01/2026	27,740
170,000	2.25%, 06/15/2026	150,555
150,000	3.20%, 03/01/2029	138,525
220,000	2.95%, 02/01/2030(f)	203,736
10,000	3.55%, 03/01/2038	8,658
5,000	3.63%, 03/01/2048	4,352
135,000	3.85%, 11/01/2048	122,669
205,000	3.75%, 02/01/2050	187,232
215,000	3.95%, 08/01/2059	193,257
	Bombardier Inc(b)
510,000	8.75%, 12/01/2021	423,300
1,795,000	6.00%, 10/15/2022	1,346,250

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 270,000	7.50%, 03/15/2025	$ 186,975
244,000	Carlisle Cos Inc 2.75%, 03/01/2030	213,230
	Carrier Global Corp(b)
35,000	2.72%, 02/15/2030	32,203
25,000	3.58%, 04/05/2050	22,288
200,000	Cemex SAB de CV(b) 5.45%, 11/19/2029	162,300
	Embraer Netherlands Finance BV
65,000	5.05%, 06/15/2025	57,363
910,000	5.40%, 02/01/2027	801,719
	General Electric Co
710,000	5.00%, Perpetual(e)(j) 3-mo. LIBOR + 3.33%	585,750
260,000	4.50%, 03/11/2044	256,052
	GFL Environmental Inc(b)
195,000	7.00%, 06/01/2026	188,743
187,000	8.50%, 05/01/2027	187,879
520,000	Greif Inc(b) 6.50%, 03/01/2027	498,732
510,000	Hillenbrand Inc 4.50%, 09/15/2026	519,740
600,000	Hillman Group Inc(b) 6.38%, 07/15/2022	465,750
	Huntington Ingalls Industries Inc(b)
380,000	3.84%, 05/01/2025	391,266
235,000	4.20%, 05/01/2030	243,302
500,000	IHS Netherlands Holdco BV(b) 8.00%, 09/18/2027	410,100
205,000	Keysight Technologies Inc 3.00%, 10/30/2029	193,675
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	440,360
350,000	LSB Industries Inc(b)(f) 9.63%, 05/01/2023	290,500
630,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	477,263
740,000	Oshkosh Corp 4.60%, 05/15/2028	716,766
502,000	Owens Corning 7.00%, 12/01/2036	571,257
675,000	Pentair Finance SARL 4.50%, 07/01/2029	710,513
360,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	365,850
975,000	Signature Aviation US Holdings Inc(b) 4.00%, 03/01/2028	880,230
60,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	51,593
1,597,500	Stanley Black & Decker Inc 4.00%, 03/15/2060	1,516,198
1,320,000	Textron Inc 3.00%, 06/01/2030	1,235,405
	TransDigm Inc(b)
580,000	6.25%, 03/15/2026	577,100
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 840,000	5.50%, 11/15/2027	$ 753,900
	Trident TPI Holdings Inc(b)
550,000	9.25%, 08/01/2024	456,500
435,000	6.63%, 11/01/2025	349,092
305,000	United Parcel Service Inc 5.30%, 04/01/2050	401,687
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	810,000
		20,329,277
Technology — 1.79%
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	308,000
140,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	133,457
	Broadcom Inc(b)
180,000	4.25%, 04/15/2026	182,910
2,655,000	4.75%, 04/15/2029	2,696,652
1,120,000	Citrix Systems Inc 3.30%, 03/01/2030	1,041,888
	Dell International LLC / EMC Corp(b)
150,000	7.13%, 06/15/2024	154,875
510,000	6.02%, 06/15/2026	542,661
290,000	8.10%, 07/15/2036	333,468
355,000	Exela Intermediate LLC / Exela Finance Inc(b)(f) 10.00%, 07/15/2023	93,188
625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	726,967
	Micron Technology Inc
170,000	5.33%, 02/06/2029	186,345
995,000	4.66%, 02/15/2030	1,040,047
	MSCI Inc(b)
555,000	4.00%, 11/15/2029	551,326
30,000	3.63%, 09/01/2030	28,463
45,000	Open Text Corp(b) 3.88%, 02/15/2028	42,300
805,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	756,901
70,000	Science Applications International Corp(b) 4.88%, 04/01/2028	67,200
105,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	108,281
620,000	VMware Inc 3.90%, 08/21/2027	611,445
		9,606,374
Utilities — 2.11%
	AES Corp
5,000	4.50%, 03/15/2023	4,900
20,000	4.88%, 05/15/2023	19,250
65,000	5.50%, 04/15/2025	63,700
20,000	6.00%, 05/15/2026	19,700

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 195,000	5.13%, 09/01/2027	$ 195,483
507,000	American Electric Power Co Inc 2.30%, 03/01/2030	473,011
55,000	Calpine Corp(b) 5.13%, 03/15/2028	50,600
355,000	CenterPoint Energy Inc 4.25%, 11/01/2028	364,118
650,000	Centrais Eletricas Brasileiras SA(b)(f) 4.63%, 02/04/2030	575,250
971,000	DPL Inc(b) 4.35%, 04/15/2029	923,892
785,000	Edison International 4.95%, 04/15/2025	797,945
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	824,264
810,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	582,636
955,000	FirstEnergy Corp 3.40%, 03/01/2050	902,835
1,570,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	1,567,300
	NRG Energy Inc
210,000	5.75%, 01/15/2028	214,200
365,000	4.45%, 06/15/2029(b)	369,855
215,000	5.25%, 06/15/2029(b)	221,450
925,000	Perusahaan Listrik Negara PT(b) 4.13%, 05/15/2027	891,344
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	162,666
545,000	6.63%, 01/15/2028	456,664
1,865,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	1,661,562
		11,342,625
TOTAL CORPORATE BONDS AND NOTES — 57.01% (Cost $324,065,103)		$306,601,087
CONVERTIBLE BONDS
Communications — 0.78%
4,825,000	DISH Network Corp 2.38%, 03/15/2024	3,823,812
320,000	Palo Alto Networks Inc 0.75%, 07/01/2023	308,862
75,000	Proofpoint Inc(b) 0.25%, 08/15/2024	70,406
		4,203,080
Consumer, Non-Cyclical — 0.28%
1,295,000	BioMarin Pharmaceutical Inc(f) 0.60%, 08/01/2024	1,357,073
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 175,000	Illumina Inc(l) 0.00%, 08/15/2023	$ 167,485
		1,524,558
Energy — 0.00%(i)
275,000	Chesapeake Energy Corp 5.50%, 09/15/2026	12,375
Technology — 0.08%
60,000	Akamai Technologies Inc(b) 0.38%, 09/01/2027	59,757
345,000	Microchip Technology Inc 1.63%, 02/15/2027	354,089
		413,846
Utilities — 0.02%
90,000	NRG Energy Inc 2.75%, 06/01/2048	85,725
TOTAL CONVERTIBLE BONDS — 1.16% (Cost $6,997,149)		$6,239,584
FOREIGN GOVERNMENT BONDS AND NOTES
785,000	Argentine Republic Government International Bond 5.88%, 01/11/2028	210,780
640,000	Colombia Government International Bond 3.00%, 01/30/2030	578,560
	Egypt Government International Bond(b)
460,000	7.60%, 03/01/2029	411,520
710,000	8.50%, 01/31/2047	579,917
425,000	El Salvador Government International Bond(b) 7.63%, 02/01/2041	348,504
765,000	Ghana Government International Bond(b) 8.13%, 03/26/2032	539,050
	Indonesia Government International Bond
1,030,000	4.35%, 01/08/2027(b)	1,063,701
395,000	2.85%, 02/14/2030(f)	383,137
200,000	Israel Government International Bond 2.75%, 07/03/2030	200,000
565,000	Ivory Coast Government International Bond(b) 6.13%, 06/15/2033	491,816
235,000(m)	Mexican Bonos MXN, 6.50%, 06/09/2022	992,542
670,000	Mexico Government International Bond 4.50%, 04/22/2029	686,757

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 700,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	$ 741,300
405,000	Pakistan Government International Bond 6.88%, 12/05/2027	334,984
	Panama Government International Bond
535,000	4.30%, 04/29/2053	575,799
775,000	3.87%, 07/23/2060	773,062
580,000	Republic of South Africa Government International Bond 5.65%, 09/27/2047	427,750
	Russian Foreign Eurobond
600,000	4.38%, 03/21/2029	642,000
600,000	5.63%, 04/04/2042(b)	729,450
1,160,000	Saudi Government International Bond(b) 3.63%, 03/04/2028	1,177,586
1,845,000	Turkey Government International Bond 7.63%, 04/26/2029	1,757,362
835,000	Ukraine Government International Bond(b) 7.75%, 09/01/2025	757,762
320,000	Uruguay Government International Bond 5.10%, 06/18/2050	364,403
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	153,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.77% (Cost $16,957,699)		$14,920,742
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.07%
904,613	Agate Bay Mortgage Trust(b)(c) Series 2016-3 Class A5 3.50%, 08/25/2046	908,203
	Arroyo Mortgage Trust(b)(c)
	Series 2018-1 Class A1
231,170	3.76%, 04/25/2048	225,007
	Series 2019-1 Class A1
567,708	3.81%, 01/25/2049	551,299
	Series 2019-2 Class A1
480,769	3.35%, 04/25/2049	456,831
187,088	Brass No 8 PLC(b)(e) Series 8A Class A1 2.39%, 11/16/2066 3-mo. LIBOR + 0.70%	182,603
985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	772,643
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 341,757	Chase Home Lending Mortgage Trust(b)(c) Series 2019-ATR1 Class A4 4.00%, 04/25/2049	$ 341,744
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2019-IMC1 Class A1
593,187	2.72%, 07/25/2049	571,816
	Series 2019-RP1 Class A1
969,326	3.50%, 01/25/2066	982,045
383,400	COLT Mortgage Loan Trust(b)(c) Series 2020-1 Class A1 2.49%, 02/25/2050	370,829
253,011	CSMC Trust(b)(c) Series 2019-RP10 Class A1 3.32%, 12/26/2059	258,283
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.53%, 10/10/2034	192,311
762,052	Deephaven Residential Mortgage Trust(b)(c) Series 2018-3A Class A1 3.79%, 08/25/2058	746,593
288,510	Ellington Financial Mortgage Trust(b)(c) Series 2019-2 Class A3 3.05%, 11/25/2059	277,152
	Galton Funding Mortgage Trust(b)(c)
	Series 2018-2 Class A41
600,381	4.50%, 10/25/2058	602,159
	Series 2019-H1 Class A1
313,627	2.66%, 10/25/2059	310,429
	GCAT LLC(b)(d)
	Series 2019-NQM1 Class A1
379,389	2.99%, 02/25/2059	371,963
	Series 2020-1 Class A1
405,168	2.98%, 01/26/2060	402,895
414,276	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	408,361
90,926	Grand Avenue Mortgage Loan Trust(b) Series 2017-RPL1 Class A1 3.25%, 08/25/2064	85,464
430,000	GS Mortgage Securities Corp Trust(b)(c) Series 2013-PEMB Class D 3.55%, 03/05/2033	324,819
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
170,592	3.99%, 11/25/2058	166,075
	Series 2019-1 Class A1
654,134	3.45%, 01/25/2059	629,279
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
238,060	4.02%, 08/25/2035	213,754
	Series 2014-2 Class 2A2
595,597	3.50%, 06/25/2029(b)	592,630

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-8 Class A3
$ 1,381,889	4.00%, 01/25/2049(b)	$ 1,407,926
820,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class AS 4.11%, 08/15/2048	846,662
235,000	Lanark Master Issuer PLC(b)(c) Series 2020-1A Class 1A 2.28%, 12/22/2069	231,799
	Legacy Mortgage Asset Trust(b)(d)
	Series 2019-GS7 Class A1
425,588	3.25%, 11/25/2059	429,510
	Series 2020-GS1 Class A1
459,852	2.88%, 10/25/2059	457,294
980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	925,534
330,000	Mello Warehouse Securitization Trust(b)(e) Series 2019-1 Class C 2.15%, 06/25/2052 1-mo. LIBOR + 1.20%	330,000
834,235	Metlife Securitization Trust(b)(c) Series 2019-1A Class A1A 3.75%, 04/25/2058	860,769
532,187	Mill City Mortgage Loan Trust(b)(c) Series 2019-GS1 Class A1 2.75%, 07/25/2059	517,426
	New Residential Mortgage Loan Trust(b)(c)
	Series 2017-2A Class A3
1,976,910	4.00%, 03/25/2057	2,052,961
	Series 2019-NQM1 Class A1
1,333,024	3.67%, 01/25/2049	1,314,652
	Onslow Bay Mortgage Loan Trust(b)(c)
	Series 2018-EXP2 Class 1A1
925,797	4.00%, 11/25/2048	928,146
	Series 2019-EXP3 Class 1A8
276,283	3.50%, 10/25/2059	272,899
	Series 2019-INV1 Class A3
436,459	4.50%, 11/25/2048	439,726
	Preston Ridge Partners Mortgage LLC(b)
	Series 2019-1A Class A1
1,375,476	4.50%, 01/25/2024(d)	1,388,409
	Series 2019-GS1 Class A1
730,300	3.50%, 10/25/2024(c)	726,128
1,936,436	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	1,945,347
579,878	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	576,028
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,149,297	RCO V Mortgage LLC(b)(d) Series 2019-1 Class A1 3.72%, 05/24/2024	$ 1,092,687
1,520,905	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	1,485,756
957,566	RMF Proprietary Issuance Trust(b)(c) Series 2019-1 Class A 2.75%, 10/25/2063	903,563
265,972	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	264,768
1,216,068	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	1,210,063
847,013	Towd Point HE Trust(b)(e) Series 2019-HE1 Class A1 1.85%, 04/25/2048 1-mo. LIBOR + 0.90%	821,602
840,000	TVC Mortgage Trust(b)(d) Series 2020-RTL1 Class M 5.19%, 09/25/2024	613,249
780,000	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 5.57%, 05/10/2045	726,175
	Verus Securitization Trust(b)(c)
	Series 2018-2 Class B1
585,000	4.43%, 06/01/2058	523,182
	Series 2018-3 Class A1
461,557	4.11%, 10/25/2058	452,569
	Series 2019-INV1 Class A1
648,024	3.40%, 12/25/2059	632,659
1,910,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class B 3.72%, 04/15/2050	1,834,342
830,000	WFRBS Commercial Mortgage Trust Series 2014-C24 Class AS 3.93%, 11/15/2047	842,791
		37,999,809
U.S. Government Agency — 0.43%
	Federal National Mortgage Association
781,924	4.00%, 09/01/2047	837,825
662,564	4.00%, 05/01/2048	709,303

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 740,457	3.50%, 07/01/2049	$ 782,201
		2,329,329
TOTAL MORTGAGE-BACKED SECURITIES — 7.50% (Cost $41,471,283)		$40,329,138
MUNICIPAL BONDS AND NOTES
130,000	Sales Tax Securitization Corp 3.41%, 01/01/2043	135,756
2,430,000	State of California 7.60%, 11/01/2040	4,043,812
2,460,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,125,268
TOTAL MUNICIPAL BONDS AND NOTES — 1.17% (Cost $6,600,137)		$6,304,836
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,260,000	2.00%, 02/15/2025	1,357,995
1,890,000	1.50%, 02/15/2030(f)	2,037,509
5,110,000	3.00%, 08/15/2048	7,104,896
1,890,000	2.88%, 05/15/2049	2,580,957
3,495,000	2.25%, 08/15/2049	4,252,159
5,220,000	2.38%, 11/15/2049	6,515,212
1,450,000	2.00%, 02/15/2050	1,684,096
TOTAL U.S. TREASURY BONDS AND NOTES — 4.75% (Cost $21,147,487)		$25,532,824
Shares
COMMON STOCK
Basic Materials — 0.08%
43,327	Hexion Holdings Corp Class B(n)	411,606
Communications — 0.38%
33,353	AT&T Inc	972,240
51,679	Corning Inc	1,061,487
		2,033,727
Energy — 0.00%(i)
42,007	Chesapeake Energy Corp(n)	7,255
TOTAL COMMON STOCK — 0.46% (Cost $6,341,572)		$2,452,588
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.18%
10,938	Bunge Ltd 4.88%	$ 954,450
Industrial — 0.02%
94	Fortive Corp 5.00%	67,868
535	Stanley Black & Decker Inc 5.25%	37,573
		105,441
Technology — 0.05%
297	Broadcom Inc 8.00%(f)	278,028
Utilities — 0.01%
1,308	NextEra Energy Inc 5.28%	57,505
TOTAL CONVERTIBLE PREFERRED STOCK — 0.26% (Cost $1,534,593)		$1,395,424
PREFERRED STOCK
Energy — 0.11%
4,471	Chesapeake Energy Corp	21,816
12,538	El Paso Energy Capital Trust I	544,966
TOTAL PREFERRED STOCK — 0.11% (Cost $872,123)		$566,782
EXCHANGE TRADED FUNDS
99,300	Invesco Senior Loan ETF(n)	2,031,678
34,409	iShares iBoxx High Yield Corporate Bond ETF(f)	2,651,902

TOTAL EXCHANGE TRADED FUNDS — 0.87% (Cost $4,668,301)		$4,683,580
GOVERNMENT MONEY MARKET MUTUAL FUNDS
310,000	BlackRock FedFund Institutional Class(o), 0.33%(p)	310,000
376,000	Federated Hermes Government Obligations Fund Premier Shares(o), 0.37%(p)	376,000
257,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(o), 0.34%(p)	257,000
315,000	Goldman Sachs Financial Square Government Fund Institutional Class(o), 0.34%(p)	315,000
368,000	Invesco Government & Agency Portfolio Institutional Class(o), 0.43%(p)	368,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
376,000	JPMorgan US Government Money Market Fund Capital Shares(o), 0.32%(p)	$ 376,000
207,000	Morgan Stanley Government Portfolio Institutional Class(o), 0.25%(p)	207,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.41% (Cost $2,209,000)		$2,209,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.54%
$ 894,126	Undivided interest of 21.84% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc., 0.02%, dated 3/31/20 to be repurchased at $894,126 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(o)	894,126
2,463,171	Undivided interest of 4.63% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $2,463,171 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(o)	2,463,171
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,463,171	Undivided interest of 4.63% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $2,463,171 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(o)	$ 2,463,171
2,463,171	Undivided interest of 4.73% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $2,463,171 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(o)	2,463,171
TOTAL SHORT TERM INVESTMENTS — 1.54% (Cost $8,283,639)		$8,283,639
TOTAL INVESTMENTS — 93.72% (Cost $534,751,876)		$503,994,001
OTHER ASSETS & LIABILITIES, NET — 6.28%		$33,776,239
TOTAL NET ASSETS — 100.00%		$537,770,240

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2020. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(f)	All or a portion of the security is on loan at March 31, 2020.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Represents less than 0.005% of net assets.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(m)	Principal amount is stated in 100 Mexican Peso Units.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of March 31, 2020.
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Currency Abbreviations
KZT	Kazakhstani Tenge
MXN	Mexican Peso
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock, Exchange Traded Funds and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020